Income Taxes (Details)	12 Months Ended
Dec. 31, 2015
Minimum [Member]
Income Taxes (Details) [Line Items]
Examination Period of State and Local Income Tax Returns	3 years
Maximum [Member]
Income Taxes (Details) [Line Items]
Examination Period of State and Local Income Tax Returns	5 years